Mineral Properties and Exploration and Evaluation Assets (Narrative) (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 02, 2017 USD ($) shares	Jul. 28, 2016 CAD ($) shares	Dec. 31, 2016 USD ($) claim	Dec. 31, 2016 USD ($) ha	Dec. 31, 2016 USD ($) a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of mining assets						$ 47,060	$ 40,229
Expense arising from exploration for and evaluation of mineral resources						1,534	177
Warrants exercise price issued for nonbusiness combination		6.01
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Common shares of acquirer transferred | shares		14,569,045
Warrants of acquirer transferred | shares		1,514,677
Tlacolula Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of mining assets	$ 150
Fair value of consideration transferred to purchase asset	$ 1,328
Number of instruments or interests issued or issuable | shares	239,385
Equity interests of acquirer	$ 1,128
NSR royalty, percentage	2.00%
Half of NSR royalty purchae price, per agreement	$ 1,500
Expense arising from exploration for and evaluation of mineral resources						$ 158
Northwest Nevada Initiative [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of mineral claims acquired | claim			6,756
Area of property				96,773	239,128
Contingent consideration of option agreement cash payment amount			$ 2,300	$ 2,300	$ 2,300		2,300
Contingent consideration of option agreement cash payment and share issuable amount			4,100	4,100	4,100		4,100
Contractual capital commitments			$ 2,000	$ 2,000	$ 2,000		$ 2,000